Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 05, 2022	Mar. 15, 2022	Aug. 01, 2019	Apr. 01, 2019	Apr. 10, 2017	Apr. 01, 2016	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
C000015864 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000			$ 23,060	$ 20,835	$ 18,993		$ 17,411	$ 17,991	$ 16,101	$ 11,901	$ 13,494		$ 12,372	$ 11,714
C000015866 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,526	21,196	19,285		17,646	18,196	16,271	11,993	13,571		12,419	11,736
C000189825 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				20,272	18,241	16,592		15,160	15,609	13,924	10,252	11,581	$ 10,583
C000015865 [Member]
Account Value [Line Items]
Accumulated Value						9,425			21,202	19,180	17,550		16,128	16,706	14,988	11,107	12,624		11,603	11,013
C000015867 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,876	19,046	17,540		16,240	16,947	15,319	11,440	13,098		12,128	11,597
C000015868 [Member]
Account Value [Line Items]
Accumulated Value						10,000			21,916	19,909	18,233		16,810	17,458	15,695	11,660	13,292		12,243	11,648
C000189826 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,992	18,029	16,402		15,006	15,474	13,836	10,194	11,550	10,557
C000131602 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,886	21,492	19,527		17,842	18,371	16,387	12,078	13,644		12,469	11,766
C000214992 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 8,468	17,339	15,514	14,015		12,733	13,039	11,568
C000015871 [Member]
Account Value [Line Items]
Accumulated Value						10,000			25,701	22,943	20,902		18,462	18,494	16,539	11,279	13,147		12,379	11,944
C000015873 [Member]
Account Value [Line Items]
Accumulated Value						10,000			26,226	23,392	21,269		18,733	18,729	16,717	11,367	13,238		12,442	11,980
C000015872 [Member]
Account Value [Line Items]
Accumulated Value						9,425			23,634	21,169	19,334		17,120	17,175	15,412	10,525	12,313		11,623	11,242
C000015876 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,267	21,004	19,332		17,230	17,433	15,749	10,839	12,772		12,147	11,836
C000015877 [Member]
Account Value [Line Items]
Accumulated Value						10,000			24,451	21,958	20,109		17,836	17,956	16,142	11,056	12,963		12,268	11,895
C000189827 [Member]
Account Value [Line Items]
Accumulated Value					10,000				21,943	19,556	17,782		15,679	15,659	13,980	9,506	11,071	10,405
C000131603 [Member]
Account Value [Line Items]
Accumulated Value						10,000			26,604	23,692	21,508		18,933	18,881	16,844	11,436	13,298		12,479	11,998
C000236300 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,338		14,852	13,157	11,887		10,416
C000015878 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,197	21,189	20,031		18,245	18,728	16,650	10,591	12,840		12,737	12,071
C000015880 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,661	21,573	20,354		18,503	18,955	16,811	10,674	12,923		12,786	12,095
C000189829 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,838	18,063	17,017		15,448	15,801	13,993	8,874	10,720	10,597
C000015879 [Member]
Account Value [Line Items]
Accumulated Value						9,425			21,312	19,522	18,499		16,886	17,389	15,495	9,878	12,010		11,942	11,345
C000087957 [Member]
Account Value [Line Items]
Accumulated Value						10,000			20,991	19,367	18,502		17,014	17,637	15,836	10,174	12,463		12,492	11,956
C000015881 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,061	20,260	19,243		17,615	18,175	16,239	10,378	12,656		12,615	12,012
C000189828 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,579	17,852	16,844		15,304	15,677	13,913	8,829	10,690	10,583
C000131604 [Member]
Account Value [Line Items]
Accumulated Value						10,000			24,005	21,868	20,601		18,687	19,127	16,938	10,738	12,973		12,825	12,113
C000236301 [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,355		13,333	12,060	11,290		10,186
C000234632 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000								11,376	10,850	10,715	$ 9,460
C000234633 [Member]
Account Value [Line Items]
Accumulated Value	10,000								11,484	10,914	10,768	9,478
C000234634 [Member]
Account Value [Line Items]
Accumulated Value	9,425								10,628	10,146	10,050	8,895
C000234635 [Member]
Account Value [Line Items]
Accumulated Value	10,000								11,160	10,694	10,624	9,415
C000234631 [Member]
Account Value [Line Items]
Accumulated Value	10,000								11,548	10,963	10,799	9,492
C000234630 [Member]
Account Value [Line Items]
Accumulated Value	10,000								11,894	11,206	10,955	9,569
C000015885 [Member]
Account Value [Line Items]
Accumulated Value						10,000			24,587	22,947	23,951		20,174	21,938	21,004	10,116	13,388		13,824	13,115
C000015887 [Member]
Account Value [Line Items]
Accumulated Value						10,000			25,084	23,374	24,332		20,459	22,205	21,208	10,194	13,466		13,875	13,143
C000189831 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,657	18,298	19,018		15,956	17,290	16,507	7,920	10,442	10,743
C000015886 [Member]
Account Value [Line Items]
Accumulated Value						9,425			22,591	21,146	22,121		18,668	20,357	19,536	9,431	12,518		12,949	12,330
C000087958 [Member]
Account Value [Line Items]
Accumulated Value						10,000			22,227	20,972	22,109		18,809	20,667	19,970	9,723	12,982		13,550	12,978
C000087959 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,372	21,930	23,006		19,474	21,271	20,478	9,911	13,181		13,670	13,041
C000189830 [Member]
Account Value [Line Items]
Accumulated Value					10,000				19,373	18,072	18,813		15,821	17,169	16,399	7,875	10,418	10,732
C000131606 [Member]
Account Value [Line Items]
Accumulated Value						10,000			25,426	23,666	24,621		20,653	22,382	21,346	10,242	13,509		13,898	13,145
C000212522 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					19,569	18,078	18,668		15,556	16,733	15,842	7,542
C000015889 [Member]
Account Value [Line Items]
Accumulated Value						10,000			25,963	22,675	21,173		18,472	18,893	16,830	10,314	12,881		12,384	11,979
C000015891 [Member]
Account Value [Line Items]
Accumulated Value						10,000			26,449	23,067	21,501		18,704	19,092	16,980	10,399	12,951		12,428	11,998
C000181791 [Member]
Account Value [Line Items]
Accumulated Value					10,000				22,382	19,492	18,141		15,759	16,062	14,264	8,722	10,847	10,394
C000015890 [Member]
Account Value [Line Items]
Accumulated Value						9,425			23,841	20,866	19,556		17,078	17,531	15,653	9,628	12,037		11,615	11,262
C000015894 [Member]
Account Value [Line Items]
Accumulated Value						10,000			23,490	20,709	19,527		17,191	17,774	15,991	9,916	12,485		12,130	11,845
C000015895 [Member]
Account Value [Line Items]
Accumulated Value						10,000			24,681	21,656	20,326		17,820	18,317	16,398	10,113	12,690		12,261	11,918
C000181792 [Member]
Account Value [Line Items]
Accumulated Value					10,000				22,103	19,250	17,942		15,627	15,949	14,182	8,685	10,817	10,380
C000131607 [Member]
Account Value [Line Items]
Accumulated Value						10,000			26,877	23,379	21,759		18,901	19,265	17,108	10,461	13,009		12,466	12,016
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value						10,000			36,157	30,620	28,558		22,088	24,161	21,587	13,282	14,616		13,438	11,807
Russell 3000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				30,704	26,002	24,251		18,757	20,517	18,331	11,279	12,411	11,411
Russell 3000 (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			10,000					8,686	23,647	20,025	18,677		14,445	15,801	14,118
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value						10,000			36,964	31,394	29,116		22,420	24,474	21,607	13,455	14,629		13,384	11,743
Russell 1000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				31,532	26,780	24,837		19,125	20,877	18,432	11,478	12,479	11,417
Russell 1000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,660		16,100	13,674	12,683		9,766
Russell 3000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,651		15,940	13,498	12,589		9,737
Russell 3000 (Inception Date 4/5/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000								14,997	12,700	11,845	9,161
Russell 3000 (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				10,000					24,454	20,709	19,315		14,939	16,341	14,600	8,983
Russell 3000 Value [Member]
Account Value [Line Items]
Accumulated Value						10,000			27,191	23,365	21,907		18,228	19,463	17,519	11,061	13,493		12,814	11,997
Russell 3000 Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				22,714	19,518	18,300		15,227	16,259	14,634	9,240	11,271	10,704
Russell 3000 Value (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 7,956	19,557	16,806	15,757		13,110	13,999	12,600
Russell 1000 Value [Member]
Account Value [Line Items]
Accumulated Value						10,000			27,337	23,593	22,013		18,303	19,454	17,421	11,161	13,474		12,751	11,922
Russell 1000 Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				22,958	19,815	18,487		15,372	16,338	14,631	9,373	11,316	10,709
Russell 1000 Value (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000					10,392		14,604	12,604	11,760		9,778
Russell Midcap Value [Member]
Account Value [Line Items]
Accumulated Value						10,000			25,364	21,564	21,085		17,513	19,291	17,309	9,961	13,130		12,761	11,982
Russell Midcap Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				21,146	17,978	17,579		14,601	16,083	14,430	8,305	10,946	10,638
Russell Midcap Value (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,481		13,781	11,716	11,456		9,515
Russell 2000 Value (Inception Date 4/5/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000								13,026	10,169	10,497	$ 8,839
Russell 2000 Value [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000			25,032	19,542	20,172		16,987	19,515	18,888	9,585	13,624		$ 13,600	$ 12,937
Russell 2000 Value (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				19,591	15,295	15,788		13,295	15,274	14,783	7,502	$ 10,663	$ 10,644
Russell 2000 Value (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000					$ 18,124	$ 14,149	$ 14,605		$ 12,299	$ 14,130	$ 13,675	$ 6,940